FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 23 - FINANCIAL INSTRUMENTS
23.1 Financial assets and liabilities by categories

		At December 31, 2019				At December 31, 2018
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Cash and cash equivalents	14	184	—	—	184	164	—	—	164
Trade receivables	15	—	—	393	393	—	—	481	481
Other financial assets		—	29	—	29	74	30	—	104
Total		184	29	393	606	238	30	481	749

		At December 31, 2019				At December 31, 2018
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Trade payables and fixed assets payables	21	754	—	—	754	715	—	—	715
Borrowings	22	2,361	—	—	2,361	2,151	—	—	2,151
Other financial liabilities		—	44	14	58	—	79	10	89
Total		3,115	44	14	3,173	2,866	79	10	2,955

The table below details other financial assets and other financial liabilities positions:

	At December 31, 2019			At December 31, 2018
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Derivatives	7	22	29	7	23	30
Aluminium and premium future contracts	1	8	9	2	7	9
Energy future contracts	—	—	—	—	—	—
Other future contracts	—	—	—	—	—	—
Currency commercial contracts	5	12	17	3	12	15
Currency net debt derivatives	1	2	3	2	4	6
Loans (A)	—	—	—	67	2	69
Margin call	—	—	—	—	5	5
Other financial assets	7	22	29	74	30	104
Derivatives	23	35	58	29	60	89
Aluminium and premium future contracts	4	10	14	6	38	44
Energy future contracts	—	1	1	—	—	—
Other future contracts	2	4	6	5	3	8
Currency commercial contracts	12	16	28	7	12	19
Net investment hedge	—	—	—	—	4	4
Currency net debt derivatives	5	4	9	11	3	14
Other financial liabilities	23	35	58	29	60	89

(A)	At December 31, 2018, Loans corresponds to a loan facility to Constellium-UACJ ABS LLC (See NOTE 19 - Investments Accounted for under the Equity Method).
23.2 Fair values
All derivatives are presented at fair value in the Consolidated Statement of Financial Position.
The carrying value of the Group’s borrowings at maturity is the redemption value.
The fair value of Constellium SE Senior Notes issued in May 2014, February 2017 and November 2017 account for 102%, 104% and 105% respectively of the nominal value and amount to €570 million, €603 million and €887 million, respectively, at December 31, 2019. The fair value was classified as a Level 1 measurement under the fair value hierarchy provided by IFRS 13 – Fair Value Measurement.
The fair values of the other financial assets and liabilities approximate their carrying values, as a result of their liquidity or short maturity.
23.3 Valuation hierarchy
The following table provides an analysis of derivatives measured at fair value, grouped into levels based on the degree to which the fair value is observable:

•	Level 1 valuation is based on a quoted price (unadjusted) in active markets for identical financial instruments. Level 1 includes aluminium, copper and zinc futures that are traded on the LME.

•
Level 2 valuation is based on inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. prices) or indirectly (i.e. derived from prices). Level 2 includes foreign exchange derivatives;

•
Level 3 valuation is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs). Trade receivables are classified as a Level 3 measurement under the fair value hierarchy.

	At December 31, 2019				At December 31, 2018
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	8	21	—	29	9	21	—	30
Other financial liabilities - derivatives	19	39	—	58	50	39	—	89

There was no material transfer of asset and liability categories into or out of Level 1, Level 2 or Level 3 during the years ended December 31, 2019 and 2018.